Consolidated statements of cash flows (Supplemental Disclosures) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents consist of:
Cash	$ 4,705	$ 19,998
Term deposits
Cash and cash equivalents	$ 4,705	$ 19,998